Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Total revenues	$ 40,892,835	$ 30,927,741	$ 68,600,378	$ 41,449,420	$ 23,369,292
Real-Time Engagement Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	10,666,936	7,737,868	14,841,071	15,344,241	21,387,895
SMS Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	8,494,634	7,436,556	16,429,769	5,959,759
SaaS/PaaS Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	19,161,570	15,174,424	31,270,840	21,304,000	21,387,895
Customized Platform Development Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	9,517,395	777,485	10,284,571
Software License And Other Cloud Related Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,630,803	1,470,613	1,912,252	2,657,900	1,143,360
Cloud Related Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	11,148,198	2,248,098	12,196,823	2,657,900	1,143,360
AI Solution Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	10,583,067	13,505,219	25,132,715	17,487,520	838,037
Service [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	16,120,275	12,990,698	27,955,419	18,217,045	20,303,971
Service [Member] | Services transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	11,148,198	4,957,011	$ 11,956,134	$ 2,387,548	$ 1,050,535
Service [Member] | Goods transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 13,624,362	$ 12,980,032